DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 2,075,682	£ 2,623,228
The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	2,194,203	2,805,976
Currency swaps | Fair value hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	36	34
Currency swaps | Fair value hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 36	£ 34
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Fair value hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 36	£ 34
Currency swaps | Fair value hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 36	£ 34
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Cash flow hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 4,030	£ 7,593
Currency swaps | Cash flow hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	28	0
Currency swaps | Cash flow hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	102	364
Currency swaps | Cash flow hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	408	390
Currency swaps | Cash flow hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	941	1,766
Currency swaps | Cash flow hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	2,551	5,073
Currency swaps | Cash flow hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	616	1,101
Currency swaps | Cash flow hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	25	53
Currency swaps | Cash flow hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	130	210
Currency swaps | Cash flow hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	296	539
Currency swaps | Cash flow hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	165	299
Currency swaps | Cash flow hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	0	0
Interest rate swaps | Fair value hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	185,958	160,942
Interest rate swaps | Fair value hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 6,032	£ 331
Average fixed interest rate (in percent)	2.01%	2.58%
Interest rate swaps | Fair value hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 6,031	£ 9,305
Average fixed interest rate (in percent)	1.69%	1.74%
Interest rate swaps | Fair value hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 37,531	£ 37,948
Average fixed interest rate (in percent)	1.49%	1.22%
Interest rate swaps | Fair value hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 116,487	£ 91,535
Average fixed interest rate (in percent)	1.23%	1.78%
Interest rate swaps | Fair value hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 19,877	£ 21,823
Average fixed interest rate (in percent)	2.07%	2.72%
Interest rate swaps | Fair value hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 58,030	£ 66,833
Interest rate swaps | Fair value hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 2,421	£ 331
Average fixed interest rate (in percent)	1.94%	2.58%
Interest rate swaps | Fair value hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 489	£ 1,445
Average fixed interest rate (in percent)	1.67%	2.39%
Interest rate swaps | Fair value hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 3,386	£ 8,378
Average fixed interest rate (in percent)	2.13%	1.49%
Interest rate swaps | Fair value hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 31,239	£ 34,930
Average fixed interest rate (in percent)	1.82%	1.82%
Interest rate swaps | Fair value hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 20,495	£ 21,749
Average fixed interest rate (in percent)	1.89%	2.24%
Interest rate swaps | Cash flow hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 316,776	£ 417,718
Interest rate swaps | Cash flow hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 5,026	£ 9,395
Average fixed interest rate (in percent)	1.09%	1.06%
Interest rate swaps | Cash flow hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 11,449	£ 23,424
Average fixed interest rate (in percent)	1.05%	1.23%
Interest rate swaps | Cash flow hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 41,348	£ 57,950
Average fixed interest rate (in percent)	1.18%	1.29%
Interest rate swaps | Cash flow hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 164,893	£ 205,603
Average fixed interest rate (in percent)	1.57%	1.48%
Interest rate swaps | Cash flow hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 94,060	£ 121,346
Average fixed interest rate (in percent)	2.36%	2.43%
Interest rate swaps | Cash flow hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 93,353	£ 130,477
Interest rate swaps | Cash flow hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 844	£ 3,473
Average fixed interest rate (in percent)	1.40%	1.10%
Interest rate swaps | Cash flow hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 4,363	£ 6,771
Average fixed interest rate (in percent)	1.07%	1.58%
Interest rate swaps | Cash flow hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 9,375	£ 22,444
Average fixed interest rate (in percent)	1.00%	1.57%
Interest rate swaps | Cash flow hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 67,534	£ 66,892
Average fixed interest rate (in percent)	1.47%	1.41%
Interest rate swaps | Cash flow hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 11,237	£ 30,897
Average fixed interest rate (in percent)	2.33%	1.93%
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0138	0.0138
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0138	0.0138
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate		0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate		0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate		0.0121
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate		0.0110
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate		0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0113	0.0115
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0111	0.0111
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0130	0
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0131	0.0133
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0130	0.0136
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0132	0.0130
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0132	0.0130
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0130	0.0137
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0130	0.0138
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0131	0.0136
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0134	0.0136
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0